Consolidated Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Mar. 26, 2017
Beginning Balance, shares at Mar. 26, 2017
Stock issued for costs and expenses at $0.0084 per share to founders	$ 2,400	198,828			201,228
Stock issued for costs and expenses at $0.0084 per share to founders, shares	24,000,000
Stock issued for cash at $0.1125	$ 83	93,417			93,500
Stock issued for cash at $0.1125, shares	831,112
Share issuance costs- $0.1125 PPM		(6,545)			(6,545)
Stock issued for cash at $.125	$ 779	972,221	(484,000)		489,000
Stock issued for cash at $.125, shares	7,784,000
Share issuance costs- $10.00 per unit PPM		(22,464)			(22,464)
Net loss				(191,432)	(191,432)
Ending Balance at Jun. 30, 2017	$ 3,262	$ 1,235,457	$ (484,000)	$ (191,432)	563,287
Ending Balance, shares at Jun. 30, 2017	32,615,112
Net loss					(1,022,066)
Ending Balance at Mar. 31, 2018					$ 1,132,843